Segment Information (Segment Results From Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
External Sales	$ 859.2	[1],[2],[3]	$ 877.6	[1],[2]	$ 879.6	[1]	$ 860.8	[1]	$ 808.8	[1],[2],[3]	$ 862.9	[1],[2]	$ 867.3	[1]	$ 875.5	[1]	$ 3,477.2	$ 3,414.5	$ 3,303.2
Inter-Segment Revenues																	310.5	307.9	301.8
Total Sales																	3,787.7	3,722.4	3,605.0
EBIT From Continuing Operations																	274.6	324.4	265.8
Adjustment to LIFO method																	3.9	12.8	(12.0)
Intersegment eliminations
Segment Reporting Information [Line Items]
Intersegment eliminations																	(0.9)	(6.8)	(7.0)
Residential Furnishings
Segment Reporting Information [Line Items]
External Sales																	1,944.0	1,895.0	1,827.8
Inter-Segment Revenues																	23.0	8.8	8.6
Total Sales																	1,967.0	1,903.8	1,836.4
EBIT From Continuing Operations																	169.4	152.2	134.2
Commercial Fixturing & Components
Segment Reporting Information [Line Items]
External Sales																	182.5	186.7	186.7
Inter-Segment Revenues																	4.0	3.8	3.9
Total Sales																	186.5	190.5	190.6
EBIT From Continuing Operations																	10.7	15.0	20.5
Industrial Materials
Segment Reporting Information [Line Items]
External Sales																	612.8	621.7	605.1
Inter-Segment Revenues																	231.0	249.4	242.2
Total Sales																	843.8	871.1	847.3
EBIT From Continuing Operations																	71.3	65.1	54.1
Specialized Products:
Segment Reporting Information [Line Items]
External Sales																	737.9	711.1	683.6
Inter-Segment Revenues																	52.5	45.9	47.1
Total Sales																	790.4	757.0	730.7
EBIT From Continuing Operations																	$ 26.2	$ 86.1	$ 76.0

[1]	amounts for 2012 and 2013 have been retrospectively adjusted to reflect the reclassification of certain businesses from continuing to discontinued operations.
[2]	As discussed in Note C beginning on page 13 of the Notes to Consolidated Financial Statements in Exhibit 99.4 attached to this Form 8-K, in the fourth quarter of 2013 we incurred $67 of charges related to the Commercial Vehicle Products group ($63 goodwill impairment charge and $4 accelerated amortization of a customer-related intangible asset.)
[3]	Net earnings for 2012 include a fourth quarter $27 net tax benefit primarily related to the release of valuation allowances on certain Canadian deferred tax assets, partially offset by withholding taxes on earnings in China.